CERTIFICATION
                                  -------------

     P=ursuant to Rule 497(j) of the Securities Act of 1933, as amended, Neuberger Berman Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) ("Registrant") hereby certifies

     (a) that the form of the joint prospectus used with respect to Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund, Neuberger Berman High Income Bond Fund, Lehman Brothers Core Bond Fund, Lehman Brothers Municipal Money Fund, Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Municipal Securities Trust, each a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 50 to the Registrant's Registration Statement ("Amendment No. 50");

     (b) that the form of the prospectus used with respect to Neuberger Berman Strategic Income Fund, a series of the Registrant, does not differ from that contained in Amendment No. 50;

     (c) that the form of the prospectus used with respect to the Trust Class of Neuberger Berman Limited Maturity Bond Fund, a series of the Registrant, does not differ from that contained in Amendment No. 50; and

     (d)  that Amendment No. 50 was filed electronically.



Dated: 3/3/06                             By: /s/ Claudia A. Brandon
                                              ----------------------
                                              Claudia A. Brandon
                                              Secretary